Grants and other liabilities, Maturity of other liabilities and provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	$ 340,920	$ 293,187
2022 and 2023 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	0	0
2023 and 2024 / 2024 and 2025 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	46,489	51,490
2025 and 2026 / 2026 and 2027 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	41,428	33,656
Subsequent Years [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	$ 253,003	$ 208,041